Cohen and Steers Real Estate Active ETF Expense Example - Cohen and Steers Real Estate Active ETF - ETF	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	434
Expense Example, with Redemption, 10 Years	$ 980